Investments for Account of Policyholders - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of investments for account of policyholders [Line Items]
Rental income	€ 125	€ 129	€ 121
Investments in real estate [member]
Disclosure of investments for account of policyholders [Line Items]
Rental income	42	47	50
Direct operating expenses	€ 6	€ 4	€ 4